United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09603

                         AMERICAN BEACON SELECT FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                         WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2009

                  Date of reporting period: March 31, 2009

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon Money Market Select Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended March 31, 2009 is provided below.





AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

                                                       PAR
                                                     AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 29.78%
FEDERAL HOME LOAN MORTGAGE CORPORATION
   - 21.28%
      0.54%, Due 7/14/2009 ...................   $       45,000   $       44,930
      0.53%, Due 7/20/2009 ...................           75,000           74,878
      0.45%, Due 7/28/2009 ...................           36,520           36,466
      0.48%, Due 8/10/2009 ...................            3,500            3,494
      0.49%, Due 8/10/2009 ...................           40,000           39,929
                                                                  --------------
                                                                         199,697
                                                                  --------------
OTHER GOVERNMENT RELATED - 8.50%
   General Electric Capital Corp
      (FDIC Guaranteed)
      0.65%, Due 6/29/2009 ##...................         40,000           39,936
   US Bank, NA (FDIC Guaranteed)
      1.02%, Due 9/21/2009 ##........                    40,000           39,804
                                                                  --------------
                                                                          79,740
                                                                  --------------
   TOTAL U.S. AGENCY OBLIGATIONS                                         279,437
                                                                  --------------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 4.80%
   Societe Generale N.Y., 0.65%,
      Due 6/5/2009  ++ .......................           45,000           45,000
                                                                  --------------
COMMERCIAL PAPER - 21.82%
   Atlantis One Funding Corp., 0.65%,
      Due 6/23/2009  # .......................           45,000           44,932
   Barton Capital Corp., 0.50%,
      Due 4/2/2009  # ........................           30,000           30,000
   Old Line Funding LLC, 0.60%,
      Due 7/1/2009  # ........................           45,000           44,932
   Surrey Funding Corp., 0.75%,
      Due 5/1/2009  # ........................           40,000           39,975
   Variable Funding Capital Co. LLC, 0.48%,
      Due 5/26/2009  # .......................           45,000           44,967
                                                                  --------------
   TOTAL COMMERCIAL PAPER ....................                           204,806
                                                                  --------------

                                                     SHARES
                                                 --------------
SHORT TERM INVESTMENTS - 9.91%
OTHER SHORT-TERM INVESTMENTS - 9.91%
   Dreyfus Institutional Cash Advantage
      Fund ...................................       46,500,000           46,500
   Fidelity Institutional Government Fund ....       46,500,000           46,500
                                                                  --------------
   TOTAL SHORT TERM INVESTMENTS ..............                            93,000
                                                                  --------------

                                                       PAR
                                                     AMOUNT
                                                 --------------
REPURCHASE AGREEMENTS - 34.21%
   Bank of America, NA, 0.563%, Due 4/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency
      Obligations valued at $45,900, 5.0%,
       7/1/2035) .............................   $       45,000           45,000
   Barclays Capital, Inc.,
      0.30%, Due 4/1/2009
         (Held at Bank of New York Mellon,
         Collateralized by U.S. Government Agency
         Obligations, valued at $10,200, 6.0%,
         10/1/2038) .............................        10,000           10,000
      0.563%, Due 4/1/2009 (Held at Bank of
          New York Mellon, Collateralized by
          Equity Securities valued
          at $49,500) ........................           45,000           45,000
   Credit Suisse Securities (USA) LLC, 0.563%,
      Due 4/1/2009 (Held at JPMorgan Chase,
      Collateralized by Equity Securities
      valued at $49,500) .....................           45,000           45,000
   Deutsche Bank Securities, Inc., 0.513%,
      Due 4/1/2009 (Held at Bank of New York
      Mellon, Collateralized by Equity
      Securities valued at $49,500) ..........           45,000           45,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

                                                       PAR
                                                     AMOUNT          VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
   Goldman Sachs & Co.,
      0.15%, Due 4/1/2009 (Held at Bank
         of New York Mellon, Collateralized
         by U.S. Government Agency
         Obligations valued at $1,085,
         5.0% - 13.0%, 8/1/2009 - 7/1/2033) .....   $     1,064   $        1,064
      0.563%, Due 4/1/2009 (Held at Bank of
         New York Mellon, Collateralized by
         Equity Securities valued at
         $49,500) ............................           45,000           45,000
   JP Morgan Clearing Corp., 0.563%, Due
      4/1/2009 (Held at JPMorgan Chase,
      Collateralized by Equity Securities
      valued at $42,000) .....................           40,000           40,000
   Morgan Stanley & Co., 0.663%, Due 4/1/2009
      (Held at J.P. Morgan Clearing Corp.,
      Collateralized by Equity Securities
      valued at $49,500) .....................           45,000           45,000
                                                                  --------------
   TOTAL REPURCHASE AGREEMENTS ...............                           321,064
                                                                  --------------
TOTAL INVESTMENTS - 100.52% (COST $943,307) ..                    $      943,307
LIABILITIES, NET OF OTHER ASSETS - (0.52%) ...                            (4,901)
                                                                  --------------
TOTAL NET ASSETS - 100.00% ...................                    $      938,406
                                                                  ==============

     Percentages are stated as a percent of net assets.

++ Obligation is subject to an unconditional put back to the issuer with one business day notice.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $204,806 or 21.82% of net assets. The Fund has no right to demand registration of these securities.

## Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of a payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the period end, the value of these securities amounted to $79,740 or 8.5% of net assets.

                             See accompanying notes

The American Beacon U.S. Government Money Market Select Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
March 31, 2009 is provided below.




AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

                                                       PAR
                                                     AMOUNT            VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 49.23%
FEDERAL HOME LOAN MORTGAGE CORPORATION -
   12.07%
      1.65%, Due 4/1/2009 ....................   $       10,000   $       10,000
      0.35%, Due 4/14/2009 ...................           13,335           13,333
      0.41%, Due 5/1/2009 ....................            2,800            2,799
      0.29%, Due 5/27/2009 ...................            7,000            6,997
      0.30%, Due 5/27/2009 ...................            3,000            2,998
      1.405%, Due 6/2/2009 ...................            5,000            4,988
      0.40%, Due 6/23/2009 ...................            6,000            5,995
      1.05%, Due 6/24/2009 ...................           10,000            9,976
      1.05%, Due 7/10/2009 ...................            5,000            4,985
      0.50%, Due 9/30/2009 ...................           10,000            9,975
                                                                  --------------
                                                                          72,046
                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
   20.43%
      1.20%, Due 5/5/2009 ....................            5,000            4,994
      0.32%, Due 5/6/2009 ....................            5,000            4,999
      0.40%, Due 5/13/2009 ...................           32,059           32,038
      1.49%, Due 5/13/2009 ...................            5,000            4,997
      0.39%, Due 5/20/2009 ...................           20,000           19,989
      1.28%, Due 6/22/2009 ...................            5,000            4,985
      0.35%, Due 7/1/2009 ....................            5,000            4,996
      0.55%, Due 7/30/2009 ..................           25,000           24,954
      0.44%, Due 8/5/2009 ....................           10,000            9,985
      1.08%, Due 10/1/2009 ...................           10,000            9,945
                                                                  --------------
                                                                         121,882
                                                                  --------------
OTHER GOVERNMENT RELATED - 16.73%
   Bank of America Corp., (FDIC Guaranteed)
      0.50%, Due 5/28/2009 ##...................           15,000         14,988
      0.60%, Due 6/23/2009 ##...................           10,000          9,986
   Citigroup Funding, Inc., (FDIC Guaranteed)
      0.50%, Due 6/11/2009 ##...................           25,000         24,975

   General Electric Capital Corp., (FDIC Guaranteed)
      0.53%, Due 6/26/2009 ##...................           15,000         14,981
      0.65%, Due 6/29/2009 ##...................           10,000          9,984
   US Bank, NA, (FDIC Guaranteed)
      1.02%, Due 9/21/2009 ##...................           10,000          9,951
      0.86%, Due 9/30/2009 ##...................           15,000         14,935
                                                                  --------------
                                                                          99,800
                                                                  --------------
   TOTAL U.S. AGENCY OBLIGATIONS .............                           293,728
                                                                  --------------

                                                     SHARES
                                                 --------------
SHORT TERM INVESTMENTS - 9.89%
OTHER SHORT-TERM INVESTMENTS - 9.89%
   Goldman Sachs Financial Square Government
      Fund ...................................       29,500,000           29,500
   JP Morgan U.S. Government Money Market
      Fund ...................................       29,500,000           29,500
                                                                  --------------
   TOTAL SHORT TERM INVESTMENTS ..............                            59,000
                                                                  --------------

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

                                                       PAR
                                                      AMOUNT           VALUE
                                                 --------------   --------------
                                                      (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS - 40.89%
   Banc of America Securities LLC, 0.20%,
      Due 4/1/2009 (Held at Bank of New York
      Mellon, Collateralized by U.S.
      Government Agency Obligations valued at
      $56,100, 5.5%, 5/1/2038)................   $       55,000   $       55,000
   Barclays Capital, Inc., 0.23%, Due 4/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency
      Obligations valued at $163,200, Zero
      Coupon, 12/3/2010 - 3/12/2012)..........          160,000          160,000
   Credit Suisse Securities (USA) LLC, 0.25%,
      Due 4/1/2009 (Held at JPMorgan Chase,
      Collateralized by U.S. Government
      Agency Obligations valued at
      $25,501, Zero Coupon, 4/1/2038).........           25,000           25,000
   Goldman Sachs & Co., 0.15%, Due 4/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency
      Obligations valued at $3,992, 5.0% -
      11.5%, 10/1/2009 - 7/1/2036)............            3,914            3,914
                                                                  --------------
   TOTAL REPURCHASE AGREEMENTS................                           243,914
                                                                  --------------
TOTAL INVESTMENTS - 100.01% (COST $596,642)...                    $      596,642
LIABILITIES, NET OF OTHER ASSETS - (0.01%)....                               (56)
                                                                  --------------
TOTAL NET ASSETS - 100.00%....................                    $      596,586
                                                                  ==============

Percentages are stated as a percent of net assets.

## Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of a payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the period end, the value of these securities amounted to $99,800 or 16.73% of net assets.

                             See accompanying notes

AMERICAN BEACON SELECT FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


   Security Valuation

    Securites of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Funds' investments as of March 31, 2009 is as follows (in thousands):

                                                  Investments in Securities
                                                -----------------------------
                                                   Money      U.S. Government
Valuation Inputs                                   Market       Money Market
----------------                                -----------   ---------------
Level 1 - Quoted Prices                         $    93,000      $   59,000
Level 2 - Other significant observable inputs       850,307         537,642
Level 3 - Significant unobservable inputs                 0               0
                                                -----------      ----------
Total                                           $   943,307      $  596,642

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 29, 2009
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: May 29, 2009
      -----------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: May 29, 2009
      -----------------